General information and organization - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Information Organization And Basis Of Preparation [Line Items]
Cash provided by operating activities	¥ 7,481	¥ 5,239	¥ 4,885
Cash used in financing activities	(3,419)	(3,710)	5,292
VIEs And Subsidiaries Of VIEs [Member]
General Information Organization And Basis Of Preparation [Line Items]
Capital reserve and statutory reserves	9,793	4,069
Cash provided by operating activities	(17)	(671)	454
Cash used in financing activities	¥ (252)	¥ 3,462	715
VIEs And Subsidiaries Of VIEs [Member] | Previously Reported [Member]
General Information Organization And Basis Of Preparation [Line Items]
Cash provided by operating activities			768
Cash used in financing activities			¥ 768